Commitments and contingencies - Summary of assessments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	$ 165,415
Tax Assessments Penalties And Interest Expense	314,575
Amount of tax debt	479,990
Year 2003 - 2005 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	7,530
Tax Assessments Penalties And Interest Expense	34,120
Amount of tax debt	41,650
Year 2006 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	6,058
Tax Assessments Penalties And Interest Expense	44,109
Amount of tax debt	50,167
Year 2007 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	9,390
Tax Assessments Penalties And Interest Expense	19,906
Amount of tax debt	29,296
Year 2008 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	9,703
Tax Assessments Penalties And Interest Expense	10,160
Amount of tax debt	19,863
Year 2009 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	8,953
Tax Assessments Penalties And Interest Expense	30,582
Amount of tax debt	39,535
Year 2010 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	6,501
Tax Assessments Penalties And Interest Expense	67,404
Amount of tax debt	73,905
Year 2011 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	5,500
Tax Assessments Penalties And Interest Expense	31,838
Amount of tax debt	37,338
Year 2012 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	0
Tax Assessments Penalties And Interest Expense	4,766
Amount of tax debt	4,766
Year 2013 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	9,109
Tax Assessments Penalties And Interest Expense	27,001
Amount of tax debt	36,110
Year 2014 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	5,655
Tax Assessments Penalties And Interest Expense	729
Amount of tax debt	6,384
Year 2015 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	3,264
Tax Assessments Penalties And Interest Expense	26,046
Amount of tax debt	29,310
Year 2016 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	68,228
Tax Assessments Penalties And Interest Expense	3,678
Amount of tax debt	71,906
Year 2017 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	5,539
Tax Assessments Penalties And Interest Expense	3,378
Amount of tax debt	8,917
Year 2018 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	5,108
Tax Assessments Penalties And Interest Expense	4,654
Amount of tax debt	9,762
Year 2019- 2020 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	4,743
Tax Assessments Penalties And Interest Expense	542
Amount of tax debt	5,285
Year 2021 - 2022 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	10,134
Tax Assessments Penalties And Interest Expense	5,662
Amount of tax debt	$ 15,796